Income Taxes - Additional Information (Detail) - CNY (¥) ¥ in Thousands				12 Months Ended
	Oct. 09, 2021	Nov. 02, 2018	Nov. 02, 2015	Dec. 31, 2024	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2023	Dec. 31, 2022
Tax rate on taxable income		15.00%		15.00%
HNTE, reduced tax rate			15.00%
Withholding income tax rate						10.00%
Withholding income tax rate, Foreign invested enterprise					5.00%
Withholding income tax rate, ownership threshold				25.00%
Net operating loss carryforwards				¥ 93,632			¥ 80,592	¥ 94,697
Net operating loss carryforwards, valuation allowance				¥ 90,477			76,937
Net operating loss carryforwards, expiration term				2025 to 2034
Accrued withholding tax on undistributed earnings of domestic subsidiaries				¥ 0
Unrecognized tax liabilities				0
Increase in unrecognized tax benefits is reasonably possible				¥ 2,234			¥ 2,440
Chengdu Huize [Member]
Tax rate on taxable income	15.00%
Inland Revenue, Hong Kong [Member]
Tax rate on taxable income				16.50%
State Administration of Taxation, China [Member]
Tax rate on taxable income				25.00%
Peoples Replublic Of China Tax Authority [Member] | Minimum [Member]
Number of years open to income tax examination				5 years
Peoples Replublic Of China Tax Authority [Member] | Maximum [Member]
Number of years open to income tax examination				10 years